Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000106056 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000106056 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000106056 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000106056 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000106056 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000106056 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000106056 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000106056 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000106056 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000106056 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000106056 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000106056 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000106055 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000106055 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000106055 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000106055 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000106055 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000106055 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000106055 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000106055 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000106055 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000106055 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000106055 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000106055 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000173560 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173560 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173560 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000173560 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000173560 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000173560 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000173560 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000173560 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000173560 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000173560 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000173560 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000173560 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000173559 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000173559 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000173559 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000173559 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000173559 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000173559 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000173559 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000173559 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000173559 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000173559 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000173559 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000173559 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000077259 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077259 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000077259 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000077259 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000077259 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000077259 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000077259 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000077259 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000077259 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000077259 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000077259 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000077259 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000010157 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000010157 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000010157 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000010157 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000010157 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000010157 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000010157 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000010157 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000010157 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000010157 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000010157 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010157 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000010160 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000010160 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000010160 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000010160 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000010160 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000010160 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000010160 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000010160 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000010160 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000010160 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000010160 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010160 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000010158 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000010158 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000010158 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000010158 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000010158 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000010158 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
C000010158 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000010158 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000010158 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000010158 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000010158 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010158 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000010744 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000010744 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000010744 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000010744 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000010744 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000010744 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000010744 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000010744 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010744 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000010744 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000010744 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000010744 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000010746 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000010746 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000010746 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000010746 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000010746 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000010746 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000010746 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000010746 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010746 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000010746 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000010746 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000010746 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000010743 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000010743 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000010743 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000010743 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000010743 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000010743 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000010743 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000010743 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000010743 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000010743 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000010743 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000010743 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000098140 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000098140 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000098140 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000098140 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000098140 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000098140 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000098140 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000098140 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000098140 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000098140 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000098140 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000098140 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000173561 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000173561 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173561 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000173561 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000173561 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000173561 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000173561 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000173561 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000173561 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000173561 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000173561 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000173561 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000173562 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000173562 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173562 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000173562 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000173562 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000173562 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000173562 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000173562 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000173562 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000173562 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000173562 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000173562 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000098141 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000098141 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000098141 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000098141 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000098141 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000098141 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000098141 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000098141 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000098141 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000098141 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000098141 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000098141 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000109963 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000109963 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000109963 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000109963 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000109963 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000109963 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000109963 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000109963 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000109963 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000109963 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000109963 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000109963 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000173239 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000173239 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000173239 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
C000173239 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000173239 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000173239 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000173239 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000173239 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000173239 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000173239 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000173239 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000173239 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000010747 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000010747 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000010747 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
C000010747 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000010747 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000010747 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000010747 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000010747 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000010747 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000010747 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000010747 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000010747 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000010750 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000010750 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000010750 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
C000010750 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000010750 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000010750 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000010750 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000010750 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000010750 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000010750 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000010750 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000010750 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000010748 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000010748 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000010748 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%
C000010748 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000010748 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000010748 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000010748 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000010748 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000010748 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000010748 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000010748 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000010748 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000010793 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000010793 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000010793 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000010793 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000010793 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000010793 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000010793 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000010793 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000010793 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000010793 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000010793 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000010795 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000010795 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000010795 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000010795 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000010795 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000010795 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000010795 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000010795 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000010795 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000010795 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000010795 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000010792 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000010792 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000010792 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000010792 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000010792 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000010792 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000010792 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000010792 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000010792 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000010792 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000010792 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000173563 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000173563 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000173563 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000173563 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000173563 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000173563 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000173563 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000173563 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000173563 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000173563 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000173563 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000162349 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000162349 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000162349 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000162349 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000162349 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000162349 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000162349 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000162349 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%
C000162349 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000162349 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000162349 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000093777 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%
C000093777 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000093777 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000093777 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000093777 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000093777 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000093777 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000093777 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000093777 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000076449 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%
C000076449 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000076449 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000076449 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000076449 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000076449 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000076449 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000076449 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000076449 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000173566 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%
C000173566 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000173566 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000173566 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000173566 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000173566 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000173566 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000173566 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000173566 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000173565 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%
C000173565 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000173565 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000173565 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000173565 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000173565 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000173565 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000173565 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000173565 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000070644 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%
C000070644 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000070644 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000070644 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000070644 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000070644 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000070644 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000070644 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000070644 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000010797 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%
C000010797 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000010797 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000010797 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000010797 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000010797 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000010797 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000010797 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000010797 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000010800 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%
C000010800 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000010800 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000010800 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000010800 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000010800 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000010800 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000010800 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000010800 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000010798 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.40%
C000010798 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000010798 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000010798 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000010798 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000010798 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000010798 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000010798 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000010798 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000010803 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000010803 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000010803 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000010803 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000010803 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000010803 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000010803 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000010803 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000010803 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000010803 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000010803 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000010803 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000010805 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000010805 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000010805 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000010805 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000010805 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000010805 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000010805 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000010805 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000010805 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000010805 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000010805 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000010805 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000010802 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000010802 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000010802 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000010802 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000010802 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000010802 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000010802 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000010802 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000010802 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000010802 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000010802 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000010802 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000070645 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000070645 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000070645 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000070645 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000070645 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000070645 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000070645 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000070645 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000070645 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000070645 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000070645 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000070645 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000205210 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000205210 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000205210 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000205210 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000205210 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000205210 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000205210 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000205210 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000205210 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000205210 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000205210 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000205210 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000205209 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000205209 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000205209 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000205209 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000205209 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000205209 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000205209 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000205209 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000205209 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000205209 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000205209 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000205209 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000033523 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000033523 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000033523 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000033523 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000033523 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000033523 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000033523 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000033523 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000033523 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000033523 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000033523 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000033523 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000093778 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000093778 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000093778 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000093778 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000093778 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000093778 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000093778 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000093778 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000093778 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000093778 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000093778 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000093778 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000093779 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000093779 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000093779 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000093779 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000093779 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000093779 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000093779 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000093779 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000093779 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000093779 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000093779 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000173240 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000173240 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000173240 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000173240 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000173240 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000173240 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000173240 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000173240 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000173240 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173240 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000173240 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000190883 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000190883 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000190883 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000190883 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000190883 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000190883 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000190883 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000190883 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000190883 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000190883 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000190883 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000190882 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000190882 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000190882 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000190882 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000190882 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000190882 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000190882 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000190882 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000190882 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000190882 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000190882 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000070647 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000070647 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000070647 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000070647 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000070647 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000070647 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000070647 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000070647 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000070647 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000070647 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000070647 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000010812 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000010812 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000010812 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000010812 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000010812 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000010812 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000010812 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000010812 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000010812 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000010812 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000010812 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000010811 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000010811 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000010811 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000010811 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000010811 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000010811 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000010811 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000010811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000010811 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000010811 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000010811 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000010815 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000010815 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000010815 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000010815 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000010815 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000010815 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000010815 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000010815 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000010815 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000010815 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000010815 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000010813 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000010813 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000010813 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
C000010813 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000010813 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000010813 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000010813 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
C000010813 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000010813 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000010813 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000010813 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000010894 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000010894 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000010894 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000010894 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000010894 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000010894 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000010894 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000010894 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000010894 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000010894 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000010894 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000010894 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000010896 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000010896 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000010896 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000010896 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000010896 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000010896 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000010896 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000010896 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000010896 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000010896 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000010896 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000010896 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000010893 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000010893 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000010893 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000010893 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000010893 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000010893 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000010893 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000010893 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000010893 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000010893 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000010893 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000010893 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000070648 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000070648 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000070648 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000070648 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000070648 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000070648 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000070648 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000070648 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000070648 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000070648 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000070648 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000070648 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000173568 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000173568 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000173568 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000173568 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000173568 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000173568 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000173568 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000173568 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000173568 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000173568 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000173568 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000173568 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000173567 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000173567 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000173567 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000173567 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000173567 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000173567 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000173567 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000173567 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000173567 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000173567 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000173567 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000173567 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000033524 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000033524 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000033524 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000033524 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000033524 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000033524 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000033524 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000033524 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000033524 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000033524 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000033524 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000033524 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000010897 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000010897 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000010897 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000010897 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000010897 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000010897 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000010897 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000010897 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000010897 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000010897 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000010897 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000010897 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000191459 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000191459 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000191459 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.40%
C000191459 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000010902 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000010902 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000010902 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.40%
C000010902 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000010905 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000010905 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000010905 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.40%
C000010905 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000010903 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000010903 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000010903 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.40%
C000010903 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000010907 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000010907 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000010907 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000010907 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%
C000010909 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000010909 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000010909 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000010909 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%
C000010906 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000010906 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000010906 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000010906 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%
C000191460 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000191460 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000191460 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000191460 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%
C000191469 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000191469 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000191469 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.50%
C000191469 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	47.70%
C000191469 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000010910 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000010910 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000010910 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.50%
C000010910 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	47.70%
C000010910 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000010913 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000010913 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000010913 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.50%
C000010913 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	47.70%
C000010913 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000010911 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000010911 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000010911 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	37.50%
C000010911 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	47.70%
C000010911 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000010915 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000010915 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000010915 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000010915 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	68.30%
C000010915 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000010917 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000010917 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000010917 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000010917 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	68.30%
C000010917 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000010914 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000010914 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000010914 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000010914 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	68.30%
C000010914 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000191474 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000191474 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000191474 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000191474 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	68.30%
C000191474 [Member] | Alternative Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%